RELATED-PARTY TRANSACTIONS - Intercompany loans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Assets	R$ 0	R$ 2,678
Liabilities	(24,890)	(24,648)
Net financial income	(199)	6,089	R$ 8,277
Fundacao Gerdau
RELATED PARTY TRANSACTIONS
Assets		2,678
Bradley Steel Processors
RELATED PARTY TRANSACTIONS
Liabilities	R$ (24,890)	R$ (24,648)